Financial Instruments (Schedule of Maximum Exposure to Credit Risk of Financial Assets) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Receivables from subscribers	₪ 1,027	₪ 1,235
Receivables from distributors and other operators	134	156
Investment in Israel government debt securities		92
Investment in institutional debt securities		306
Deposits	429	30
Cash and cash equivalents in banks	719	1,006		₪ 1,202	₪ 527
Investments in equity accounted investees			[1]
Other	15	209
Maximum exposure to credit risk	₪ 2,324	₪ 3,179

[1]	Reclassified